UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Greystone Managed Investment Inc.
Address:         300-1230 Blackfoot Drive
                 Regina, Saskatchewan, CANADA
                 S4S 7G4

Form 13F File Number:  28-13695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nadine Krenosky
Title:   Chief Compliance Officer
Phone:   (306) 779-6400

Signature, Place, and Date of Signing:

/s/   Nadine Krenosky         Regina, Saskatchewan, CANADA      August 11, 2010
-------------------------     ----------------------------      ----------------
        [Signature]                 [City, Province]                 [Date]


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1.       28-01190 Frank Russell Co.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          NONE

FORM 13F INFORMATION TABLE ENTRY TOTAL:     82

FORM 13F INFORMATION TABLE VALUE TOTAL:     US$ 9,469,131 (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                                           VALUE       SHARES/  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGER   SOLE  SHARED  NONE
3M CO                          CL B CONV       88579Y101    35393       449720  SH            SOLE              449720             0
ABBOTT LABS                    COM             002824100     1517        32550  SH            SOLE               32550             0
AFLAC INC                      COM             001055102    41627       979160  SH            SOLE              979160             0
AGRIUM INC                     COM             008916108   175684      3603301  SH            SOLE             3169806        433495
ALLIED NEVADA GOLD CORP        COM             019344100     8384       424000  SH            SOLE              424000             0
ALTRIA GROUP INC               COM             02209S103     1669        83570  SH            SOLE               83570             0
AMERISOURCEBERGEN CORP         COM             03073E105    20045       633650  SH            SOLE              633650             0
APPLE INC                      COM             037833100    42704       170400  SH            SOLE              170400             0
BANK MONTREAL QUE              COM             063671101   404047      7463312  SH            SOLE             6608612        854700
BANK NOVA SCOTIA HALIFAX       COM             064149107   540409     11751962  SH            SOLE            10404102       1347860
BANK OF NEW YORK MELLON CORP   COM             064058100    19865       807550  SH            SOLE              807550             0
BAYTEX ENERGY TR               TRUST UNIT      073176109    24182       811063  SH            SOLE              811063             0
BCE INC                        COM             05534B760   292482     10043611  SH            SOLE             8945261       1098350
BECTON DICKINSON & CO          COM             075887109    23263       345290  SH            SOLE              345290             0
BEST BUY INC                   COM             086516101    19224       569830  SH            SOLE              569830             0
CAE INC                        CL A LTD VT SH  124765108   124571     14393475  SH            SOLE            12650335       1743140
CANADIAN NAT RES LTD           COM             136385101   542544     16379371  SH            SOLE            14411471       1967900
CANADIAN PAC RY LTD            COM             13645T100   286398      5353429  SH            SOLE             4705627        647802
CELESTICA INC                  COM NEW         15101Q108    97465     12088167  SH            SOLE            10633337       1454830
CENOVUS ENERGY INC             SUB VTG SHS     15135U109   183216      7131696  SH            SOLE             6273496        858200
CHEVRON CORP                   COM             166764100     1520        22480  SH            SOLE               22480             0
CHURCH & DWIGHT INC            COM             171340102    22166       354770  SH            SOLE              354770             0
CISCO SYS INC                  COM             17275R102    29396      1384520  SH            SOLE             1384520             0
COOPER INDUSTRIES PLC          SHS             G24140108    22321       509150  SH            SOLE              509150             0
COTT CORP QUE                  COM             22163N106     3752       647500  SH            SOLE              647500             0
DEX ONE CORP                   COM             25212W100      355        18747  SH            SOLE               18747             0
ELDORADO GOLD CORP             COM             284902103   477178     26681149  SH            SOLE            23478859       3202290
ENCANA CORP                    COM             292505104   215531      7129972  SH            SOLE             6271772        858200
EXPRESS SCRIPTS INC            COM             302182100    22702       484590  SH            SOLE              484590             0
FRANKLIN RES INC               COM             354613101    25495       296890  SH            SOLE              296890             0
FREEPORT-MCMORAN COPPER & GO   COM             35671D857    33049       560980  SH            SOLE              560980             0
GENERAL MLS INC                COM             370334104    28874       815880  SH            SOLE              815880             0
GENUINE PARTS CO               COM             372460105     1588        40410  SH            SOLE               40410             0
GILDAN ACTIVEWEAR INC          COM             375916103   168879      5890734  SH            SOLE             5182804        707930
GILEAD SCIENCES INC            COM             375558103    21575       631690  SH            SOLE              631690             0
GOLDCORP INC                   COM             380956409   589575     13496098  SH            SOLE            11944298       1551800
GOLDMAN SACHS GROUP INC        COM             38141G104    23155       177040  SH            SOLE              177040             0
GOOGLE INC                     CL A            38259P508    28934        65266  SH            SOLE               65266             0
GROUPE CGI INC                 COM             39945C109   207403     13965283  SH            SOLE            12285443       1679840
GYMBOREE CORP                  COM             403777105    17401       389177  SH            SOLE              389177             0
HALLIBURTON CO                 COM             406216101    30607      1251320  SH            SOLE             1251320             0
HEINZ H J CO                   COM             423074103     1610        37380  SH            SOLE               37380             0
HONEYWELL INTL INC             COM             438516106    27773       714200  SH            SOLE              714200             0
INTEL CORP                     COM             458140100    36012      1858290  SH            SOLE             1858290             0
INTERNATIONAL BUSINESS MACHS   COM             459200101    38158       310158  SH            SOLE              310158             0
JOHNSON & JOHNSON              COM             478160104     1454        24710  SH            SOLE               24710             0
JOHNSON CTLS INC               COM             478366107    22615       844740  SH            SOLE              844740             0
MAGNA INTL INC                 CL A            559222401   373933      5687480  SH            SOLE             5003300        684180
MCDERMOTT INTL INC             COM             580037109    22467      1041090  SH            SOLE             1041090             0
MCDONALDS CORP                 COM             580135101    27767       423090  SH            SOLE              423090             0
MICROSOFT CORP                 COM             594918104    27143      1183933  SH            SOLE             1183933             0
NEW YORK CMNTY BANCORP INC     COM             649445103     1556       102250  SH            SOLE              102250             0
NIKE INC                       COM             654106103    26703       396757  SH            SOLE              396757             0
OCCIDENTAL PETE CORP DEL       CL B            674599105    36856       479480  SH            SOLE              479480             0
OPEN TEXT CORP                 COM             683715106   121718      3245525  SH            SOLE             2854225        391300
ORACLE CORP                    COM             68389X105    32458      1518080  SH            SOLE             1518080             0
PEPSICO INC                    COM             713448108    18209       299856  SH            SOLE              299856             0
PRAXAIR INC                    COM             74005P104    29734       392726  SH            SOLE              392726             0
RESEARCH IN MOTION LTD         COM             760975102   360682      7351950  SH            SOLE             6468930        883020
ROGERS COMMUNICATIONS INC      COM             775109200    26765       820811  SH            SOLE              820811             0
ROYAL BK CDA MONTREAL QUE      CL B            780087102   655015     13778985  SH            SOLE            12178785       1600200
SHAW COMMUNICATIONS INC        COM             82028K200   185600     10324085  SH            SOLE             9246555       1077530
SUNCOR ENERGY INC              COM             867224107   459878     15655957  SH            SOLE            13772387       1883570
TALISMAN ENERGY INC            COM             87425E103   297919     19736080  SH            SOLE            17363200       2372880
TASEKO MINES LTD               COM             876511106     8763      2067800  SH            SOLE             2067800             0
TECK RESOURCES LTD             COM             878742204   452950     15345756  SH            SOLE            13598206       1747550
THOMSON REUTERS CORP           CL B            884903105   187011      5234765  SH            SOLE             4687487        547278
TIM HORTONS INC                COM             88706M103   166681      5216438  SH            SOLE             4589148        627290
TIME WARNER CABLE INC          COM             88732J207    32402       624450  SH            SOLE              624450             0
TJX COS INC                    COM             872540109    27716       663120  SH            SOLE              663120             0
TORONTO DOMINION BK ONT        COM             891160509   673626     10415927  SH            SOLE             9210057       1205870
TRANSCANADA CORP               COM             89353D107    25370       759481  SH            SOLE              759481             0
ULTRA PETROLEUM CORP           COM NEW         903914109    22082       500870  SH            SOLE              500870             0
UNION PAC CORP                 COM             907818108    28283       408391  SH            SOLE              408391             0
UNITEDHEALTH GROUP INC         COM             91324P102    15167       536022  SH            SOLE              536022             0
UNITED PARCEL SERVICE INC      CL B            911312106     1465        25850  SH            SOLE               25850             0
US BANCORP DEL                 COM NEW         902973304    24248      1088903  SH            SOLE             1088903             0
VARIAN MED SYS INC             COM             92220P105    23376       448784  SH            SOLE              448784             0
WADDELL & REED FINL INC        COM             930059100     1402        64320  SH            SOLE               64320             0
WAL MART STORES INC            CL A            931142103    31825       664480  SH            SOLE              664480             0
WALTER ENERGY INC              COM             93317Q105    29386       484710  SH            SOLE              484710             0
YUM BRANDS INC                 COM             988498101    29207       750890  SH            SOLE              750890             0